Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effect on accumulated postretirement benefit obligation
One percent increase	$ 3	$ 4
One percent decrease	$ (3)	$ (4)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.84%	4.27%
Rate of compensation increase	3.56%	3.58%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.34%	3.57%
Projected Benefit Obligation Assumptions [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	6.75%	7.00%